Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Sep. 30, 2022
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares outstanding	19,085,491
Class A Ordinary Shares
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	15,055,491	14,325,491
Ordinary shares, shares outstanding	15,055,491	14,325,491
Class B Ordinary Shares
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	4,030,000	4,030,000
Ordinary shares, shares outstanding	4,030,000	4,030,000